UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2007

Date of reporting period: November 30, 2006

Item 1. Report to Stockholders.

Semi-Annual Report
November 30, 2006
(Unaudited)

Dow JonesSM
Islamic Fund

DOW JONES ISLAMIC FUND

January 15, 2007

Dear fellow Shareholders:

Assalamu Alaykum (Greetings of Peace).

We are pleased to report that the Dow Jones Islamic Fund-Class K (the “Fund”) performed well in the six months ending November 30, 2006, rising 10.58% while the Morningstar Large Growth Index went up 10.43%. The Fund performance was better than its benchmarks, the Russell Growth 3000 (up 9.12%, dividends omitted) and The Dow Jones Islamic Market USA Index (up 10.28%, dividends omitted).

The above good performance occurred in spite of the market’s continued favoring of value and small capitalization stocks which are under-weighed in the Fund. We believe this excellent performance was due to our fine stock selection and disciplined investment process. We believe our strategy of over-weighing energy and consumer goods sectors helped considerably, while the lackluster performance of sectors like health care and the under-weighing of utilities and telecommunication sectors distracted from performance.

In the beginning of 2006, the market focused on economic growth and fear of inflation. However, in the summer, investors’ main fear turned to whether economic soft landing might lead to a recession. So, long term rates went down to 4.8% and the market was led by defensive stocks like utilities and food. Lately, fears of recession dissipated and market leadership shifted to more aggressive and cyclical stocks. This atmosphere is likely to continue well into the year 2007 unless a recession develops, which we do not expect. We are positioning the Fund to benefit from these and other emerging trends. Overall, it appears that 2007 will be a good year for stock investors.

By investing in the Fund, you acquire a slice of a highly diversified portfolio exceeding 200 companies in a variety of industries. We will continue our rigorous search to find what we believe are the best stocks that also meet Islamic principles, so Muslims can adhere to their faith while encouraging better business ethics.

We, at the Fund, are committed to be prudent and diligent in investing the money you entrust with us. Your Fund will continue to adhere to the highest standard of integrity and act at all times in the best interest of shareholders. Let us thank you again for your trust and confidence in the Fund. We appreciate this opportunity to communicate with our fellow shareholders. If you have any questions, please do not hesitate to call us at (877) 417-6161.

Respectfully,

Dr. Bassam Osman
President, Dow Jones Islamic Fund

DOW JONES ISLAMIC FUND

The above discussion and analysis of the Fund reflect the opinions of the Advisor as of January 2007, are subject to change, and any forecasts made cannot be guaranteed. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. It is possible that the Islamic Shari’ah restrictions placed on investments and reflected in the main investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forcasted growth values. The performance of the Dow Jones Islamic Market USA Index and the Russell 3000 Growth Index do not include the reinvestment of dividends. The Morningstar Large Growth Index measures the performance of large-cap stocks that are expected to grow at a faster pace than the rest of the market as measured by forward earnings, historical earnings, book value, cash flow and sales. You cannot invest directly in an index.

For use only when preceded or accompanied by a current prospectus for the Fund. Mutual Fund investing involves risk; principal loss is possible.

The Fund is distributed by Quasar Distributors, LLC (01/07)

DOW JONES ISLAMIC FUND
EXPENSE EXAMPLE
November 30, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/06 - 11/30/06).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/06	11/30/06	6/1/06 -11/30/06*

Actual	$1,000.00	$1,105.80	$8.66

Hypothetical (5% return before expenses)	1,000.00	1,016.85	8.29

* Expenses are equal to the Fund’s annualized expense ratio of 1.64% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

DOW JONES ISLAMIC FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2006 (Unaudited)

DOW JONES ISLAMIC FUND

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced. For the period ended November 30, 2006, The Dow Jones Islamic Fund has chosen to continue the use of the Russell 3000 Growth Index as the comparison benchmark.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Indices mentioned are unmanaged and commonly used to measure U.S. and Foreign markets. You cannot invest directly in an index.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

		Since SEC Effective Date
Average Annual Total Return as of November 30, 2006	One Year	June 30, 2000
Dow Jones Islamic Fund - Class K	11.85%	(3.18)%
Dow Jones Islamic Market USA Index*	11.09%	(3.88)%
Russell 3000 Growth Index**	8.87%	(6.41)%

*	The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.
**	The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values. The average annual performance since SEC effective date of the Russell 3000 Growth Index does not include the reinvestment of dividends.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
November 30, 2006 (Unaudited)

Number of		Market
Shares		Value

COMMON STOCKS - 99.34%

	AEROSPACE - 1.14%
1,000	Rockwell Collins, Inc.	$60,330
4,400	United Technologies Corp.	283,932
		344,262
	AIR FREIGHT & LOGISTICS - 0.96%
1,000	Expeditors International
	Washington, Inc.	45,240
1,100	FedEx Corp.	126,973
1,500	United Parcel Service, Inc. - Class B	116,880
		289,093
	AIRLINES - 0.16%
3,000	Southwest Airlines Co.	47,130
	AUTO COMPONENTS - 0.31%
4,000	LKQ Corp. (a)	91,680
	AUTO MANUFACTURERS - 0.35%
2,000	Bandag, Inc.	88,360
1,000	Gentex Corp.	16,570
		104,930
	AUTOMOBILES - 0.41%
1,200	Harley-Davidson, Inc.	88,524
1,000	Winnebago Industries, Inc.	34,800
		123,324
	BEVERAGES - 2.75%
8,500	The Coca-Cola Co.	398,055
6,900	PepsiCo, Inc.	427,593
		825,648
	BIOTECHNOLOGY - 3.08%
4,552	Amgen, Inc. (a)	323,192
1,100	Applera Corp. - Applied
	Biosystems Group	40,084
1,075	Biogen Idec, Inc. (a)	56,179
2,000	Celgene Corp. (a)	111,460
2,000	Genentech, Inc. (a)	163,500
2,000	Gilead Sciences, Inc. (a)	131,840
1,000	MedImmune, Inc. (a)	32,690

Number of		Market
Shares		Value
	BIOTECHNOLOGY (Continued)
500	Myriad Genetics, Inc. (a)	$15,200
500	Techne Corp. (a)	26,885
500	Waters Corp. (a)	25,020
		926,050
	CHEMICALS - 1.86%
100	Arkema - ADR (a)	4,978
1,000	Ecolab Inc.	44,350
1,704	Monsanto Co.	81,911
1,000	Sigma-Aldrich Corp.	76,110
10,000	Syngenta AG - ADR	352,100
		559,449
	COMMERCIAL SERVICES - 1.67%
1,750	Apollo Group, Inc. - Class A (a)	67,882
5,000	Career Education Corp. (a)	126,250
500	Cintas Corp.	21,100
750	Copart, Inc. (a)	22,658
8,000	Corinthian Colleges, Inc. (a)	103,200
500	The Corporate Executive Board Co.	47,310
500	DeVry, Inc.	13,110
300	Herman Miller, Inc.	10,533
500	HNI Corp.	23,420
500	Robert Half International Inc.	19,295
1,000	United Stationers Inc. (a)	46,380
		501,138
	COMMUNICATIONS
	EQUIPMENT - 4.47%
314	ADC Telecommunications, Inc. (a)	4,330
500	Andrew Corp. (a)	4,985
28,000	Cisco Systems, Inc. (a)	752,640
500	Echelon Corp. (a)	4,000
500	Foundry Networks, Inc. (a)	7,155
500	InterDigital Communications Corp. (a)	15,975
500	Plantronics, Inc.	10,500
500	Polycom, Inc. (a)	14,420
6,600	QUALCOMM Inc.	241,494
2,000	Research In Motion Ltd. (a) (b)	277,660
500	Tekelec (a)	8,050
		1,341,209

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

Number of		Market
Shares		Value

COMMON STOCKS (Continued)

	COMPUTERS &
	PERIPHERALS - 5.62%
14,900	Dell Inc. (a)	$405,876
500	Diebold, Inc.	23,000
8,500	EMC Corp. (a)	111,435
10,321	Hewlett-Packard Co.	407,267
6,500	International Business
	Machines Corp.	597,480
500	Lexmark International,
	Inc. - Class A (a)	34,490
1,000	NCR Corp. (a)	42,910
1,100	Network Appliance, Inc. (a)	43,131
1,000	QLogic Corp. (a)	22,250
		1,687,839
	CONSTRUCTION &
	ENGINEERING - 1.05%
500	Dycom Industries, Inc. (a)	10,160
1,500	Florida Rock Industries, Inc.	67,560
500	Fluor Corp.	43,540
5,000	The Shaw Group Inc. (a)	149,450
500	Vulcan Materials Co.	44,360
		315,070
	CONTAINERS & PACKAGING - 0.10%
500	AptarGroup, Inc.	30,630

	DISCOUNT - 1.16%
9,200	The Home Depot, Inc.	349,324

	DISTRIBUTORS - 0.17%
1,100	Genuine Parts Co.	51,579

	DIVERSIFIED FINANCIAL
	SERVICES - 0.46%
2,000	Moody’s Corp.	138,960

	DIVERSIFIED
	TELECOMMUNICATION
	SERVICES - 0.19%
3,060	Chunghwa Telecom Co., Ltd. - ADR	58,140

Number of		Market
Shares		Value
	DRILLING OIL AND
	GAS WELLS - 0.29%
6,000	Pioneer Drilling Co. (a)	$86,880
	ELECTRICAL EQUIPMENT - 1.85%
5,700	American Power Conversion Corp.	172,995
1,600	Emerson Electric Co.	138,720
1,000	The Genlyte Group Inc. (a)	84,860
700	Rockwell Automation, Inc.	45,556
3,000	Woodward Governor Co.	114,570
		556,701
	ELECTRONIC EQUIPMENT &
	INSTRUMENTS - 1.03%
1,800	Agilent Technologies, Inc. (a)	57,312
500	AVX Corp.	7,770
500	Cognex Corp.	12,225
500	Jabil Circuit, Inc.	14,180
500	KEMET Corp. (a)	3,675
500	Molex Inc.	16,000
500	Molex Inc. - Class A	14,065
750	National Instruments Corp.	21,810
500	Plexus Corp. (a).	12,075
3,000	ScanSource, Inc. (a)	91,530
798	Symbol Technologies, Inc. (a)	11,826
1,000	Trimble Navigation Ltd. (a)	47,970
		310,438
	ENERGY EQUIPMENT &
	SERVICES - 4.11%
1,500	Baker Hughes Inc.	110,145
2,000	BJ Services Co.	67,540
1,000	Cameron International Corp. (a)	54,320
500	ENSCO International Inc.	25,930
500	GlobalSantaFe Corp. (b)	30,000
500	Noble Corp. (b)	38,625
1,000	Patterson-UTI Energy, Inc.	27,710
500	Rowan Companies, Inc.	18,010
4,000	RPC, Inc.	90,000
4,000	Schlumberger Ltd. (b)	273,920
10,000	Tenaris S.A. - ADR	470,100
500	Tidewater Inc.	27,665
		1,233,965

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

Number of		Market
Shares		Value

COMMON STOCKS (Continued)

	FOOD & STAPLES RETAILING - 0.94%
2,800	CVS Corp.	$80,556
5,000	Walgreen Co.	202,450
		283,006
	FOOD PRODUCTS - 0.33%
500	Lancaster Colony Corp.	21,370
4,000	Lance, Inc.	76,280
		97,650
	HEALTH CARE EQUIPMENT
	& SUPPLIES - 3.96%
1,800	Baxter International Inc.	80,532
1,000	Becton, Dickinson & Co.	71,720
900	Biomet, Inc.	34,029
3,175	Boston Scientific Corp. (a)	50,228
1,000	C.R. Bard, Inc.	82,290
500	Cytyc Corp. (a)	13,110
1,000	DENTSPLY International Inc.	31,930
560	Hospira, Inc. (a)	18,368
4,400	Medtronic, Inc.	229,372
1,000	Orthofix International N.V. (a)	43,490
5,000	PolyMedica Corp.	197,850
1,000	ResMed Inc. (a)	50,000
1,000	Respironics, Inc. (a)	36,060
2,000	St. Jude Medical, Inc. (a)	74,540
2,000	Stryker Corp.	103,720
1,000	Zimmer Holdings, Inc. (a)	72,960
		1,190,199
	HEALTH CARE PROVIDERS
	& SERVICES - 3.05%
1,650	Cardinal Health, Inc.	106,623
268	Coventry Health Care, Inc. (a)	12,899
500	Dendrite International, Inc. (a)	5,250
1,000	Emdeon Corp. (a)	11,850
7,100	Health Management Associates,
	Inc. - Class A	145,550
1,100	IMS Health Inc.	30,217
1,000	Laboratory Corp. Of
	America Holdings (a)	70,800

Number of	Market
Shares	Value
	HEALTH CARE PROVIDERS
	& SERVICES (Continued)
1,000	Lincare Holdings Inc. (a)	$37,670
1,025	Medco Health Solutions, Inc. (a)	51,465
10,000	Odyssey HealthCare, Inc. (a)	123,800
1,000	Patterson Companies Inc. (a)	37,110
1,000	Pediatrix Medical Group, Inc. (a)	48,150
4,800	UnitedHealth Group Inc.	235,584
		916,968
	HEALTH CARE
	TECHNOLOGY - 0.16%
1,000	Cerner Corp. (a)	48,070

	HOUSEHOLD DURABLES - 0.49%
1,000	D.R. Horton, Inc.	26,640
500	Ethan Allen Interiors Inc.	17,740
700	Leggett & Platt, Inc.	16,646
1,500	Snap-On Inc.	71,250
300	The Stanley Works	15,306
		147,582
	HOUSEHOLD PRODUCTS - 4.01%
500	Clorox Co.	32,000
2,000	Colgate-Palmolive Co.	130,100
2,000	Kimberly-Clark Corp.	132,940
14,500	The Procter & Gamble Co.	910,455
		1,205,495
	INDUSTRIAL
	CONGLOMERATES - 1.09%
4,000	3M Co.	325,840

	INTERNET & CATALOG
	RETAIL - 0.22%
2,000	eBay Inc. (a)	64,700

	INTERNET SOFTWARE
	& SERVICES - 0.06%
166	Ariba, Inc. (a)	1,255
59	Move, Inc. (a)	327
600	VeriSign, Inc. (a)	15,666
		17,248

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

Number of		Market
Shares		Value

COMMON STOCKS (Continued)

	IT SERVICES - 0.92%
500	Affiliated Computer Services,
	Inc. - Class A (a)	$25,275
2,000	Automatic Data Processing, Inc.	96,460
500	Convergys Corp. (a)	12,060
500	Keane, Inc. (a)	6,200
500	MedQuist Inc. (a)	6,550
1,200	Paychex, Inc.	47,292
500	Sabre Holdings Corp. - Class A	13,715
3,000	Western Union Co.	68,400
		275,952
	LEISURE EQUIPMENT
	& PRODUCTS - 0.13%
500	Callaway Golf Co.	7,385
1,500	Mattel, Inc.	32,925
		40,310
	MACHINERY - 2.00%
4,000	A.S.V., Inc. (a)	59,760
3,000	American Railcar Industries, Inc	96,210
3,000	CIRCOR International, Inc.	110,250
2,000	CLARCOR Inc.	66,020
1,000	Danaher Corp.	73,120
700	Dover Corp.	35,210
2,200	Illinois Tool Works Inc.	103,840
500	Pall Corp.	15,695
500	Parker Hannifin Corp.	41,740
		601,845
	MEDIA - 0.67%
500	Getty Images, Inc. (a)	21,845
500	John Wiley & Sons, Inc. - Class A	19,890
2,400	The McGraw-Hill Companies, Inc.	159,960
		201,695
	METALS & MINING - 2.78%
3,000	AMCOL International Corp.	83,280
3,000	Brush Engineered Materials Inc. (a)	106,260
8,000	Cameco Corp. (b)	304,160
5,000	Compania de Minas
	Buenaventura S.A. - ADR	142,700

Number of		Market
Shares		Value
	METALS & MINING (Continued)
1,000	Meridian Gold Inc (a) (b)	$30,800
1,000	Newmont Mining Corp.	46,910
2,000	Nucor Corp.	119,700
		833,810
	MULTILINE RETAIL - 0.87%
3,500	99 Cents Only Stores (a)	38,675
500	Big Lots, Inc. (a)	11,155
1,000	Dollar General Corp.	15,540
500	Dollar Tree Stores, Inc. (a)	15,005
1,000	Family Dollar Stores, Inc.	27,890
2,200	Kohl’s Corp. (a)	153,120
		261,385
	OFFICE ELECTRONICS - 1.31%
7,500	CANON INC. - ADR	394,725

	OIL & GAS - 12.71%
5,000	Bois d’Arc Energy, Inc. (a)	76,000
8,880	Chevron Corp.	642,202
2,000	Cimarex Energy Co.	75,220
1,400	EOG Resources, Inc.	98,742
26,200	Exxon Mobil Corp.	2,012,422
2,000	Murphy Oil Corp.	108,560
1,000	PetroChina Co Ltd. - ADR	128,100
4,309	Royal Dutch Shell PLC - ADR	309,731
2,000	St. Mary Land & Exploration Co.	80,160
4,000	Total SA - ADR	285,840
		3,816,977
	OIL, GAS & CONSUMABLE
	FUELS - 0.44%
3,000	Arena Resources, Inc. (a)	131,100

	PERSONAL PRODUCTS - 0.17%
1,600	Avon Products, Inc.	52,224

	PHARMACEUTICALS - 12.09%
5,600	Abbott Laboratories	261,296
500	Allergan, Inc.	58,290
4,000	AstraZeneca PLC - ADR	231,560
6,200	Bristol-Myers Squibb Co.	153,946
4,000	Eli Lilly & Co.	214,360

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

Number of		Market
Shares		Value

COMMON STOCKS (Continued)

	PHARMACEUTICALS (Continued)
2,000	Forest Laboratories, Inc. (a)	$97,400
1,000	Genzyme Corp. (a)	64,400
9,784	Johnson & Johnson	644,864
666	King Pharmaceuticals, Inc. (a)	11,009
8,500	Merck & Co. Inc.	378,335
1,350	Mylan Laboratories Inc.	27,392
500	Noven Pharmaceuticals, Inc. (a)	11,855
31,000	Pfizer Inc.	852,190
7,043	Sanofi-Aventis - ADR	309,962
2,400	Schering-Plough Corp.	52,824
190	Teva Pharmaceutical
	Industries Ltd. - ADR	6,091
5,300	Wyeth	255,884
		3,631,658
	REAL ESTATE - 0.16%
500	Public Storage, Inc.	48,140

	ROAD & RAIL - 0.05%
832	Werner Enterprises, Inc.	15,517

	SEMICONDUCTOR &
	SEMICONDUCTOR
	EQUIPMENT - 4.90%
1,300	Altera Corp. (a)	25,857
1,000	Analog Devices, Inc.	32,520
5,800	Applied Materials, Inc.	104,284
600	Axcelis Technologies, Inc. (a)	3,834
750	Broadcom Corp. - Class A (a)	24,622
500	Cabot Microelectronics Corp. (a)	15,825
500	Credence Systems Corp. (a)	1,920
500	Cree, Inc. (a)	9,895
650	Integrated Device Technology, Inc. (a)	10,725
25,000	Intel Corp.	533,750
1,000	Intersil Corp. - Class A	24,770
600	KLA-Tencor Corp.	31,002
1,000	Linear Technology Corp.	32,140
4,000	Marvell Technology Group Ltd. (a) (b)	82,560
2,000	Maxim Integrated Products, Inc.	62,960
500	Micrel, Inc. (a)	5,775
750	Microchip Technology Inc.	25,583

Number of		Market
Shares		Value
	SEMICONDUCTOR &
	SEMICONDUCTOR
	EQUIPMENT (Continued)
1,900	Micron Technology, Inc. (a)	$27,740
3,000	Microsemi Corp. (a)	61,950
2,000	National Semiconductor Corp.	48,380
500	Rambus Inc. (a)	11,150
500	RF Micro Devices, Inc. (a)	3,855
500	Silicon Laboratories Inc. (a)	16,110
500	Skyworks Solutions, Inc. (a)	3,630
500	Teradyne, Inc. (a)	7,450
7,000	Texas Instruments Inc.	206,850
220	Verigy Ltd. (a) (b)	3,925
2,000	Xilinx, Inc.	53,600
		1,472,662
	SOFTWARE - 7.22%
1,690	Adobe Systems Inc. (a)	67,820
2,900	BMC Software, Inc. (a)	94,424
1,100	Cadence Design Systems, Inc. (a)	20,218
600	Citrix Systems, Inc. (a)	17,244
40,000	Compuware Corp. (a)	335,600
1,000	Electronic Arts Inc. (a)	55,850
750	Fair Isaac Corp.	31,215
1,400	Intuit Inc. (a)	44,072
35,600	Microsoft Corp.	1,044,148
16,100	Oracle Corp. (a)	306,383
2,400	Parametric Technology Corp. (a)	46,464
500	Quest Software, Inc. (a)	7,155
3,461	Symantec Corp. (a)	73,373
1,000	Synopsys, Inc. (a)	25,550
		2,169,516
	SPECIALTY RETAIL - 3.23%
500	AutoZone, Inc. (a)	56,805
1,000	Bed Bath & Beyond Inc. (a)	38,750
2,000	Chico’s FAS, Inc. (a)	47,500
1,800	The Gap, Inc.	33,696
1,600	Limited Brands, Inc.	50,704
5,600	Lowe’s Companies, Inc.	168,896
750	The Men’s Wearhouse, Inc.	28,725
1,200	Office Depot, Inc. (a)	45,432
1,000	O’Reilly Automotive, Inc. (a)	31,670

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2006 (Unaudited)

Number of		Market
Shares		Value

COMMON STOCKS (Continued)
	SPECIALTY RETAIL (Continued)
6,000	Pacific Sunwear Of California, Inc. (a)	$118,080
700	RadioShack Corp	12,271
2,000	Ross Stores, Inc.	61,980
500	The Sherwin-Williams Co.	31,275
2,550	Staples, Inc.	64,948
500	Tiffany & Co.	19,215
2,200	The TJX Companies, Inc.	60,324
3,000	Urban Outfitters, Inc. (a)	66,840
1,000	Williams-Sonoma, Inc.	31,720
		968,831
	TEXTILES, APPAREL &
	LUXURY GOODS - 1.14%
1,000	Coach, Inc. (a)	43,210
1,000	Liz Claiborne, Inc.	42,750
2,600	NIKE, Inc. - Class B	257,270
		343,230
	TRADING COMPANIES
	& DISTRIBUTORS - 0.36%
1,500	W.W. Grainger, Inc.	108,540

	WIRELESS TELECOMMUNICATION
	SERVICES - 0.69%
7,875	Vodafone Group Plc - ADR	207,585
	TOTAL COMMON STOCKS
	(Cost $27,100,937)	29,845,899
	Total Investments - 99.34%	29,845,899
	(Cost $27,100,937)
	Other Assets,
	less liabilities - 0.66%	197,365
	TOTAL NET ASSETS - 100.00%	$30,043,264

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-Income Producing
(b) Foreign Issued

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2006 (Unaudited)

Assets:
Investments in securities, at market value (cost: $27,098,937)	$29,845,899
Cash	1,729,842
Receivable for Fund shares sold	3,420
Dividends receivable	63,981
Receivable for investments sold	962,626
Other assets	15,615
Total Assets	32,621,383

Liabilities:
Payable to Advisor	13,086
Payable for investments purchased	2,492,640
Accrued expenses and other liabilities	72,393
Total Liabilities	2,578,119
Net Assets	$30,043,264

Net Assets Consist of:
Paid-in capital	$31,998,695
Accumulated net investment loss	(24,747)
Accumulated net realized loss on investments	(4,677,590)
Unrealized appreciation on investments	2,746,962
Net Assets	$30,043,264

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,686,075
Net asset value, redemption price and offering price per share	$8.15

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF OPERATIONS

For the
Six Months Ended
November 30, 2006
(Unaudited)
Investment income:
Dividend Income (net of foreign tax withheld of $3,259)	$201,879
Expenses:
Advisory fees	103,950
Shareholder servicing and accounting fees	41,543
Professional fees	25,046
Administration fees	23,883
License fees	12,910
Registration fees	10,590
Reports to shareholders	3,310
Custody fees	1,323
Miscellaneous expenses	1,256
Expenses before recapture	223,811
Expenses recaptured by Advisor (Note 3)	2,815
Total expenses	226,626
Net investment loss	(24,747)
Net realized and unrealized gain (loss):
Net realized loss on investments	(271,574)
Change in unrealized appreciation on investments	3,162,100
Net realized and unrealized gain on investments	2,890,526
Net increase in net assets from operations	$2,865,779

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2006	Year Ended
	(Unaudited)	May 31, 2006
Operations:
Net investment loss	$(24,747)	$(60,393)
Net realized gain (loss) on investments	(271,574)	89,533
Change in unrealized appreciation on investments	3,162,100	1,331,943
Net increase in net assets from operations	2,865,779	1,361,083

Capital share transactions (Note 4):
Shares sold	1,009,237	3,534,873
Reinvested dividends	0	12,778
Shares redeemed	(631,599)	(1,759,213)
Net increase in net assets from capital shares transactions	377,638	1,788,438

Distributions to shareholders:
From net investment income	0	(46,738)
Total distributions to shareholders	0	(46,738)

Total increase in net assets	3,243,417	3,102,783

Net assets at beginning of year	26,799,847	23,697,064
Net assets at end of year (including accumulated undistributed
net investment income (loss) of ($24,275) and $0, respectively)	$30,043,264	$26,799,847

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout each Period

	Six Months
	Ended
	November 30,		Year Ended May 31,
	2006		2006		2005	2004		2003		2002
	(Unaudited)		Class K		Class K	Class K		Class K		Class K
Net asset value,
Beginning of Period	$7.37		$6.97		$6.64	$5.73		$6.26		$7.58

Income (loss) from
investment operations:
Net investment income (loss)	(0.01	)(1)	(0.02	)(1)	0.02 (1)	(0.02	)(2)	0.02	(2)	0.01	(2)
Net realized and unrealized
gains (losses) on investments	0.79		0.43		0.32	0.94		(0.54)		(1.32)
Total from
Investment Operations	0.78		0.41		0.34	0.92		(0.52)		(1.31)

Less distributions paid:
From net investment income	—		(0.01)		(0.01)	(0.01)		(0.01)		(0.01)
Total distributions paid	—		(0.01)		(0.01)	(0.01)		(0.01)		(0.01)

Net asset value, End of period	$8.15		$7.37		$6.97	$6.64		$5.73		$6.26

Total Return	10.58%		5.93%		5.10%	16.07%		(8.22)%		(17.34)%

Net assets at end of period (000’s)	$30,043		$26,800		$23,697	$21,439		$18,070		$20,020

Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.61%		1.63%		1.72%	1.99%		2.25%		2.06%
After waiver and
expense reimbursement	1.63%		1.57%		1.50%	1.47%		0.95%		0.90%

Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(0.16)%		(0.29)%		0.12%	(0.77)%		(0.94)%		(1.07)%
After expense reimbursement	(0.18)%		(0.23)%		0.34%	(0.25)%		0.36%		0.09%
Portfolio turnover rate	3.96%		0.93%		4.0%	4.5	%(3)	5.1	%(3)	13.7	%(3)

(1) Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2) Net investment income (loss) per share is based on daily average shares outstanding.
(3) Calculated on basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2006 (Unaudited)

1. Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Fund (f/k/a Dow Jones Islamic Index Fund) (the “Fund”), a diversified series of the Trust. Allied Asset Advisors, Inc. (“AAA”or the “Advisor”), a Delaware corporation, serves as investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers one class of shares of the Fund: Class K.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve the investment objective, under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market IndexesSM, as well as up to 20% of its net assets in securities chosen by the Fund’s investment advisor that meet Islamic principles. Prior to October 1, 2003, the Fund’s investment objective was to match the total return of the Dow Jones Islamic Market USA IndexSM (the “Index”) by investing substantially all of its assets in roughly the same proportions as the stocks were represented in the Index

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation: Investment securities are carried at value determined using the following valuation methods:
•  Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•  Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the six months ended November 30, 2006.

•    Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management currently is evaluating the implications of SFAS No. 157, and its impact, if any, on the Fund’s financial statements has not yet been determined.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2006 (Unaudited)

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Fund’s financial statements. FIN 48 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a liability in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, on the Fund’s financial statements has not yet been determined.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2006, the Fund had capital loss carryovers as follows:

Net Capital	Capital Loss
Loss Carryovers*	Carryover Expiration

$1,071,309	5/31/2009
146,365	5/31/2010
1,599,476	5/31/2011
1,421,345	5/31/2012
1,986	5/31/2013
165,193	5/31/2014
$4,405,674

* Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$25,973,019

Gross tax unrealized appreciation	6,194,275
Gross tax unrealized depreciation	(6,608,960)
Net tax unrealized depreciation	$(414,685)

Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—

Other accumulated losses	$(4,405,674)
Total accumulated losses	$(4,820,359)

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of return of capital distribution adjustments and the deferral of losses relating to wash sale transactions.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had no post-October losses for the fiscal year ended May 31, 2006.

Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 29, 2005, a distribution of $.013 per share was declared for Class K shares. The dividend was paid on December 29, 2005, to shareholders of record on December 28, 2005.

The tax character of distributions paid were as follows:

	Six Months Ended	Year Ended
	November 30, 2006	May 31, 2006
Ordinary income	$—	$46,738

Other: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2006 (Unaudited)

Dividend income and distributions to shareholders are recorded on the ex-dividend date.

3. Investment Advisory Agreement

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund’s daily average net assets.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).

Effective October 1, 2006, the Advisor began to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.70% of average net assets.

Prior to October 1, 2006, the Advisor began to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.60% of average net assets for Class K.

Prior to October 1, 2005, the Advisor began to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.50% of average net assets for Class K.

Prior to July 1, 2003, if the aggregate annual operating expenses exceeded 0.95% of average net assets for Class K shares, the Advisor waived or reimbursed the Fund for the amount of such excess. Prior to June 30, 2002, if the aggregate annual operating expenses exceeded 0.90% of average net assets for Class K shares, the Advisor waived or reimbursed the Fund for the amount of such excess.

The Advisor may recapture a portion of this amount, subject solely to Board approval, no later than the dates stated below:

May 31, 2007	$99,694
May 31, 2008	49,595
May 31, 2009	16,219

For the six months ended November 30, 2006, the Fund had advisory expenses of $103,950 and at November 30, 2006, the Fund had $13,086 payable to the Advisor.

4. Capital Share Transactions

Transactions in shares of the Fund for the six months ended November 30, 2006, were as follows:
	Amount	Shares
Shares sold	$1,009,237	133,266
Shares redeemed	(631,599)	(84,462)
Net increase	$377,638	48,804

Transactions in shares of the Fund for the year ended May 31, 2006, were as follows:

	Amount	Shares
Shares sold	$3,534,873	482,651
Shares reinvested	12,778	1,745
Shares redeemed	(1,759,213)	(246,142)
Net increase	$1,788,438	238,254

5. Securities Transactions

During the six months ended November 30, 2006, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $2,492,640 and $1,058,132, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2006, the North American Islamic Trust (NAIT) held 70.04% of the Fund. NAIT is the parent company of the Advisor.

7. Federal Tax Information (Unaudited)
The Fund designates 100% of the dividends declared from net investment income during the year ended May 31, 2006 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended May 31, 2006, 100% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

8. Information for Foreign Shareholders (Unaudited)
None of the dividends declared during the fiscal year ended May 31, 2006 by the Dow Jones Islamic Fund were interest-related dividends and none of the dividends declared during the fiscal year ended May 31, 2006 by the Dow Jones Islamic Fund should be designated as short-term capital gains dividends.

DOW JONES ISLAMIC FUND
ADDITIONAL INFORMATION
November 30, 2006 (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com. Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Records for the 12-Month Period Ended June 30, 2006

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling (877) 417-6161. Furthermore, you are able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Westlake, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund. 01/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

1

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10    or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By /s/ Bassam Osman
 Bassam Osman, President

Date February 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman
 Bassam Osman, President

Date February 5, 2007

By /s/ Mohammad Basheeruddin
 Mohammad Basheeruddin, Treasurer

Date February 7, 2007

3